COLLABORATION AGREEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2007
Revenues recognized	$ 3,303	$ 8,673	$ 22,775
Expected revenue receivable over twenty four months	21,500
Number of approved generic drug products		two
Number of unapproved generic programs		eight
Upfront payment received		$ 1,250
Payment receivable in instalments	$ 20,250
Number of equal quarterly instalments		eight
Minimum [Member]
Royalties maturity				2016
Maximum [Member]
Royalties maturity				2024